Joint Operation - Additional Information (Details) $ in Thousands, shares in Millions				12 Months Ended
	Aug. 16, 2019 USD ($) shares	Aug. 15, 2019	Sep. 11, 2018 USD ($) ton	Dec. 31, 2019 USD ($) Community	Dec. 31, 2018 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Joint Operations [Line Items]
Transaction costs				$ 1,102	$ 974
Cash and cash equivalents				83,614	41,604		$ 55,394
Property, plant and equipment				158,924	5,423
Gain on dilution of interest in Joint Venture				74,492
Repayment of loans and accrued interest				8,778	18,740
Amount of difference between face value and fair value of non-interest-bearing loans				(37,423)	$ (5,827)
Share of loans of the Joint Operation				23,241
Elimination of loans as a result of Joint Operation accounting				$ (21,731)
Percentage of commitments and contingencies in joint operation share				50.00%
Exar Capital B V
Disclosure Of Joint Operations [Line Items]
Amount of difference between face value and fair value of non-interest-bearing loans				$ 37,423
Minera Exar S.A
Disclosure Of Joint Operations [Line Items]
Gain on dilution of interest in Joint Venture				74,492
One time payment in exchange of first 20 years of net profit interest			$ 7,000
One time payment in exchange of next 20 years of net profit interest			$ 7,000
Minera Exar S.A | Grupo Minero Los Boros
Disclosure Of Joint Operations [Line Items]
Description of terms of option agreement			The Joint Venture paid $100 upon signing and exercised the purchase option for the total consideration of $12,000 to be paid in sixty quarterly instalments of $200. The first installment becomes due upon occurrence of one of the following two conditions, whichever comes first: the third anniversary of the purchase option exercise date or the beginning of commercial exploitation with a minimum production of 20,000 tons of lithium carbonate equivalent.
Payment for purchase option			$ 100
Total consideration on right to exercise purchase option			12,000
Consideration payments in quarterly installments			$ 200
Minimum production for the purchase option exercise | ton			20,000
Borrowings of joint venture			$ 12,000
Royalty payment upon the exercises the purchase option			$ 300
Royalty payment description			within 10 days of the commercial plant construction start date
Net operating interest of exercises the purchase option			3.00%
Net operation interest payable description			40 years, payable in Argentinian pesos, annually within the 10 business days after calendar year end
JEMSE Arrangement | Minera Exar S.A
Disclosure Of Joint Operations [Line Items]
Rights granted to acquire equity interest in joint venture, percentage						8.50%
Rights granted to acquire equity interest in joint venture, value						$ 1
JEMSE Arrangement | Minera Exar S.A | Cauchari-Olaroz
Disclosure Of Joint Operations [Line Items]
Percentage of pro rata share						8.50%
Minera Exar S.A
Disclosure Of Joint Operations [Line Items]
Proceeds from issue of ordinary shares	$ 160,000			$ 160,000
Common shares issued | shares	141
Ownership interest in joint operation				50.00%
Investment repaid	$ 8,000
Transaction costs				$ 1,102
Gain on dilution of interest in Joint Venture				74,492
Annual royalty due				$ 100
Royalty expiration description				May of every year and expiring in 2041
Annual fees due in 2020				$ 186
Annual fees due in 2021				198
Annual fees due in between 2022 and 2061				278
Commitments related to contract for construction of evaporation ponds and other construction contracts				$ 14,596
Minera Exar S.A | Cauchari-Olaroz
Disclosure Of Joint Operations [Line Items]
Number of communities | Community				6,000
Minera Exar S.A | Cauchari-Olaroz | Bottom of Range
Disclosure Of Joint Operations [Line Items]
Term of Project				5 years
Minera Exar S.A | Cauchari-Olaroz | Top of Range
Disclosure Of Joint Operations [Line Items]
Term of Project				30 years
Minera Exar S.A | JEMSE Arrangement
Disclosure Of Joint Operations [Line Items]
Ownership interest in joint operation	62.50%	50.00%
Rights granted to acquire equity interest in joint operation, percentage	8.50%
Minera Exar S.A | Ganfeng
Disclosure Of Joint Operations [Line Items]
Ownership interest in joint operation	37.50%	50.00%
Minera Exar and Exar Capital B.V.
Disclosure Of Joint Operations [Line Items]
Cash and cash equivalents	$ 52,495			$ 52,495
Property, plant and equipment	$ 159,851			159,851
Transition effect due to accounting change from joint venture accounting to joint operation				20,094
Exar Capital B V
Disclosure Of Joint Operations [Line Items]
Share of loans of the Joint Operation				23,241
Elimination of loans as a result of Joint Operation accounting				$ 21,731
Percentage of total amount of loans granted to joint operation				62.50%